Equipment	12 Months Ended
Apr. 30, 2012
Property, Plant and Equipment [Abstract]
Equipment

7.	Equipment

	Cost	Accumulated Amortization	2012 Net
Computer hardware	$8,323	$8,323	$-
Office furniture and equipment	8,849	8,849	-
Total	$17,172	$17,172	$-

	Cost	Accumulated Amortization	2011 Net	2010 Net
Computer hardware	$8,323	$7,187	$1,136	$543
Office furniture and equipment	8,849	7,816	1,033	2,803
Total	$17,172	$15,003	$2,169	$3,346